DISTRIBUTION OF INCOME (Detail Textuals) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 29, 2012 USD ($)	Jan. 16, 2012 USD ($) Installment	Feb. 28, 2010	Jan. 26, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Distribution Of Income [Abstract]
Maximum percentage of reserve created on registered capital					50.00%	50.00%
Reserves made by Group and its subsidiaries							$ 16.2	$ 37.6
Remaining reserve to fullfill specified capital requirement						254.9
Cash dividend declared (in dollars)		$ 0.14					$ 0.14	$ 0.14
Number of installments for dividend payment		2
Special dividend declared (in dollars)	$ 0.04
Cash dividends declared reflect effect of stock split			2-for-1	2-for 1
Staff welfare and bonus percentage of net income					10.00%	10.00%